Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 26, 2021	Jun. 30, 2016	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2023	Jun. 30, 2018	Jun. 30, 2024	Jun. 30, 2019	Jun. 30, 2025	Jun. 30, 2020	Jun. 30, 2026	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000027887
Account Value [Line Items]
Line Graph and Table Measure Name				Advisor Class
Accumulated Value		$ 10,000			$ 12,367		$ 13,993		$ 15,296		$ 17,592		$ 25,261	$ 19,748	$ 22,989	$ 25,266	$ 27,040	$ 28,297
C000027884
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charges)
Accumulated Value		9,575			11,811		13,330		14,536		16,676		23,886	18,626	21,628	23,712	25,313	26,424
C000027886
Account Value [Line Items]
Line Graph and Table Measure Name				Class C (with sales charges)
Accumulated Value		10,000			12,242		13,711		14,840		16,897		24,021	18,590	21,425	23,314	24,702	25,588
C000027890
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
Accumulated Value		10,000			12,396		14,043		15,366		17,679		25,387	19,850	23,115	25,408	27,178	28,439
C000230903
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value	$ 10,000		$ 7,676			$ 8,942		$ 9,835		$ 10,529		$ 11,025
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index (net)
Accumulated Value		10,000			11,878		13,153		13,908		14,202		19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index (net)
Accumulated Value		10,000			11,878		13,153		13,908		14,202		19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index (net)
Accumulated Value		10,000			11,878		13,153		13,908		14,202		19,778	16,663	19,417	23,179	26,927	33,301
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index (net)
Accumulated Value		$ 10,000			$ 11,878		$ 13,153		$ 13,908		$ 14,202		$ 19,778	$ 16,663	$ 19,417	$ 23,179	$ 26,927	$ 33,301
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index (net)
Accumulated Value	$ 10,000		$ 8,340			$ 9,719		$ 11,602		$ 13,478		$ 16,668